Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense Recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 4,145	$ 2,897
Research and development [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	1,504	995
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	217	117
General, and administrative [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 2,424	$ 1,785